CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 60,458	$ 36,958
Prepaid expenses	100,000	464,336
Total current assets	160,458	501,294
Fixed assets, net	35,002	(0)
Goodwill	10,400,000
Intangible Assets	2,491,667
Total assets	13,087,127	501,294
Current liabilities:
Accounts payable and accrued expenses	2,702,949	923,781
Shares to be issued	1,192,290	247,707
Accrued payroll-officers	231,750	233,750
Advances from officer	10,000	10,000
Notes payable	1,142,542	869,157
Deferred revenue	857,326	74,225
Convertible notes payable, net	638,714	635,714
Purchase liability	7,979,984	300,000
Total current liabilities	14,755,555	3,294,334
Total liabilities	14,755,555	3,294,334
Commitments and Contingencies	(0)	(0)
Stockholders’ Deficit
Preferred stock, value		425
Common stock, par value $0.0001, 2,000,000,000 shares authorized; 1,411,799,497 and 1,211,495,162 shares issued and outstanding, as of December 31, 2021, and December 31, 2020, respectively	145,925	141,177
Additional paid-in capital	13,213,622	10,900,652
Accumulated deficit	(15,028,400)	(13,835,294)
Total stockholders’ deficit	(1,668,428)	(2,793,040)
Total Liabilities and Stockholders’ Deficit	13,087,127	501,294
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value	425	425
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock, value